Stock Based Compensation (Vesting Schedule of Unvested Restricted Stock Awards) (Details) (Restricted Stock [Member])	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Total Issued
Number of restricted shares, nonvested	19,330	15,691	18,148	17,641
Vesting Schedule 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	1/28/2010
Vesting date	1/28/2013
Number of restricted shares, nonvested	4,682
Vesting Schedule 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	1/27/2011
Vesting date	1/27/2013
Number of restricted shares, nonvested	2,110
Vesting Schedule 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	1/27/2011
Vesting date	1/27/2014
Number of restricted shares, nonvested	2,111
Vesting Schedule 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	3/5/2012
Vesting date	12/31/2012
Number of restricted shares, nonvested	3,120
Vesting Schedule 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	3/5/2012
Vesting date	1/26/2013
Number of restricted shares, nonvested	2,435
Vesting Schedule 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	3/5/2012
Vesting date	1/26/2014
Number of restricted shares, nonvested	2,436
Vesting Schedule 7 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	3/5/2012
Vesting date	1/26/2015
Number of restricted shares, nonvested	2,436